Intangible Assets - Mortgage Servicing Rights (Details) - Mortgage servicing rights (MSRs) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Mortgage Servicing Rights
Mortgage loans serviced for others	$ 292,700,000	$ 271,400,000	$ 279,900,000
Mortgage loan servicing fees reported as non-interest income	$ 854,000	$ 778,000	$ 821,000